Leases - Schedule of Maturity Analysis of the Company's Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of the Company's Lease Liabilities [Line Items]
Total	$ 183	$ 376
Current maturities of lease liability	183	188
Long-term lease liability		163
Less than one year [Member]
Schedule of Maturity Analysis of the Company's Lease Liabilities [Line Items]
Total	183	188
One to two years [Member]
Schedule of Maturity Analysis of the Company's Lease Liabilities [Line Items]
Total		$ 188